Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

March 2, 2023

Re:	Trust for Advised Portfolios (the “Trust”)
File No.: 811-21422; 333-108394

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Soundwatch Hedged Equity ETF and the Soundwatch Covered Call ETF, hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated February 28, 2023 and filed electronically as Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A on February 28, 2023.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7372 or scott.resnick@usbank.com.

Sincerely,

/s/ Scott Resnick
Scott Resnick
Secretary
Trust for Advised Portfolios